Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 233,000
Previously Paid Amount	0.00
Total Fee Amount	32.18
Total Offset Amount	0.00
Net Fee	32.18
Narrative - Max Aggregate Offering Price	$ 233,000
Final Prospectus	true